CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals)	3 Months Ended
Sep. 30, 2024 USD ($)
Principal amount	$ 359,896
Accounts Payable, Current	803,860
Convertible notes
Conversion amount	325,000
Short-term Merger Financing
Principal amount	359,896
Interest amount	$ 7,530